EATON VANCE MUTUAL FUNDS TRUST

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 002-90946) certifies (a) that the form of statement of additional information used with respect to the following series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 320 (“Amendment No. 320”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 320 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-19-001232) on September 3, 2019:

Eaton Vance Multi-Asset Credit Fund

EATON VANCE MUTUAL FUNDS TRUST

By: /s/ Maureen A. Gemma

Maureen A. Gemma, Esq.

Secretary

Date: September 6, 2019